Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity:
Unclassified stock, par value (in dollars per share)	$ 500	$ 500
Unclassified stock, shares issued (in shares)	2	2
Unclassified stock, shares outstanding (in shares)	2	2